UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03364

GREAT-WEST FUNDS, INC.

(Exact name of registrant as specified in charter)

8515 E. Orchard Road, Greenwood Village, Colorado 80111

(Address of principal executive offices)

M.T.G. Graye

President and Chief Executive Officer

Great-West Life & Annuity Insurance Company

8515 E. Orchard Road

Greenwood Village, Colorado 80111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (866) 831-7129

Date of fiscal year end: December 31

Date of reporting period: December 31, 2012

ITEM 1.	REPORTS TO STOCKHOLDERS

GREAT-WEST FUNDS, INC.

Great-West International Index Fund (Initial Class)

Annual Report

December 31, 2012

This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Management Discussion

Most U.S. equities markets finished 2012 with strong returns with Europe and Asia both showing gains for the year. The recovery in the U.S. economy and markets strengthened, even as S&P downgraded the ratings of several Euro-zone countries.

During the first quarter of 2012, the U.S. Federal Reserve announced it would keep rates low through 2014 to support the economic recovery. The European Union placed an embargo against Iran as disciplinary action for their ongoing uranium enrichment program; Iran responded with discontinuing oil exports to Britain and France.

The financial markets turned negative during the second quarter. Spain re-entered a recession and the European Central Bank temporarily suspended lending to some Greek banks. The Federal Reserve extended Operation Twist in an attempt to support the economic recovery in the U.S.

The third quarter exhibited strong performance from most equity markets, with domestic improvements in vehicle and home sales improving against a backdrop of manufacturing decreases and a downward revision of the GDP growth forecast. Germany and France pledged to support the euro while the EU leaders delayed a decision on aid to Greece.

The fourth quarter began with a drop in equity markets that recovered with a relatively flat performance before quarter end. The IMF cut its forecast for global growth while the Fed pledged to maintain low interest rates. Austerity measures in Spain and Portugal led to protests, President Obama won reelection, and the President and Congress engaged in an extended disagreement on how to handle the “fiscal cliff” in the U.S.

Some relevant 2012 market statistics: The U.S. Unemployment Rate went from 8.30% down to 7.80%. The Fed Funds Rate remained at a historical low target range of 0% to .25%. Crude oil traded in a range from $78 to $110 a barrel. The CBOE SPX Volatility Index (VIX) traded in a range between 13.5 in August and 26.7 in June.

For the 12 month period ended December 31, 2012, the Great-West International Index Fund (Initial Class shares) increased 17.92% on a net return basis. Nine out of ten sectors of the MSCI EAFE® Index increased in 2012. Financials experienced the best performance, rising 33.80%. Telecommunication services was the worst performing sector, decreasing 0.35%. At the country level, Belgium experienced the best performance, rising 39.60%. Israel was the worst performing country, decreasing 4.00%. At the single stock level, KBC Group was the best performing name in the index, gaining 173.10%. Unfortunately, KBC Group carried a small weight in the index and its contribution to performance was only 4 basis points. HSBC Holdings contributed the most to performance. The stock was up 44.20% including dividends in 2012 and added 0.64% of positive performance to the index. Elpida Memory was the worst performing stock, dropping 98.10% while contributing 1 basis point of negative performance. BG Group had the largest negative contribution to performance. The stock declined 22.10% and contributed 16 basis points of negative performance to the index.

The views and opinions in this report were current as of December 31, 2012 and are subject to change at any time. They are not guarantees of performance or investment results and should not be taken as investment advice. Fund holdings are subject to change at any time. Fund returns are net of fees unless otherwise noted.

Growth of $10,000

This graph compares the value of a hypothetical $10,000 investment in the Fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records) with the performance of the Fund’s benchmark index. Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The graph does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, individual retirement accounts (“IRA(s)”), qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Year	Fund	MSCI EAFE Index
	10,000.00	10,000.00
2011*	8,523.00	8,731.00
2012	10,050.32	10,243.21

*For the period from January 13, 2011 through December 31, 2011.

Average Annual Total Returns for the Periods Ended December 31, 2012

	One Year	Since Inception (1/13/2011)
Initial Class	17.92	0.25%

Results include the reinvestment of all dividends and capital gains distributions. Past performance is no guarantee of future results. The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs. If such fees and expenses were included, returns would be lower.

Summary of Investments by Country as of December 31, 2012

Country	% of Fund Investments
Australia	8.36%
Austria	0.27%
Belgium	1.09%
China	0.01%
Denmark	1.08%
Finland	0.74%
France	8.69%
Germany	8.20%
Greece	0.05%
Guernsey	0.04%
Hong Kong	2.97%
Ireland	0.56%
Israel	0.51%
Italy	2.04%
Japan	18.74%
Jersey	0.07%

Luxembourg	0.34%
Mexico	0.05%
Netherlands	4.32%
New Zealand	0.12%
Norway	0.80%
Portugal	0.16%
Singapore	1.69%
Spain	2.81%
Sweden	2.90%
Switzerland	8.78%
United Kingdom	18.32%
United States	6.29%
Total	100.00%

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (June 30, 2012 to December 31, 2012).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (06/30/12)	Ending Account Value (12/31/12)	Expenses Paid During Period* (06/30/12 – 12/31/12)

Actual	$1,000.00	$1,143.50	$3.75

Hypothetical (5% return before expenses)	$1,000.00	$1,021.77	$3.54

*Expenses are equal to the Fund’s annualized expense ratio of 0.70% for the Initial Class shares, multiplied by the average account value over the period, multiplied by 185/366 days to reflect the one-half year period.

Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares		Value

COMMON STOCK
Basic Materials — 8.62%
8,870	Air Liquide SA (a)	$1,120,622
5,000	Air Water Inc (a)	63,994
6,818	Akzo Nobel NV (a)	451,332
73,676	Alumina Ltd (a)	70,710
39,533	Anglo American PLC (a)	1,245,881
10,878	Antofagasta PLC (a)	238,212
26,792	ArcelorMittal (a)	467,133
1,733	Arkema SA (a)	181,964
36,000	Asahi Kasei Corp (a)	212,872
26,067	BASF SE (a)	2,464,907
91,467	BHP Billiton Ltd (a)	3,570,925
59,964	BHP Billiton PLC (a)	2,114,653
7,604	Boliden AB (a)	144,484
1,439	Brenntag AG (a)	189,583
3,577	Croda International PLC (a)	139,749
12,000	Daicel Corp (a)	79,396
10,000	Daido Steel Co Ltd (a)	50,707
12,000	Denki Kagaku Kogyo KK (a)	41,085
211	EMS-Chemie Holding AG (a)(b)	49,744
5,297	Eurasian Natural Resources Corp PLC (a)	25,043
8,184	Evraz PLC (a)	35,090
38,889	Fortescue Metals Group Ltd (a)	193,802
5,202	Fresnillo PLC (a)	159,468
231	Givaudan SA (a)	244,118
108,579	Glencore International PLC (a)(c)	626,977
4,100	Hitachi Chemical Co Ltd (a)	61,800
5,000	Hitachi Metals Ltd (a)	42,639
11,107	Iluka Resources Ltd (a)(c)	107,338
45,336	Incitec Pivot Ltd (a)	154,568
12,933	Israel Chemicals Ltd (a)	155,754
8,000	Japan Steel Works Ltd (a)	52,119
13,700	JFE Holdings Inc (a)	258,199
5,907	Johnson Matthey PLC (a)	231,949
4,800	JSR Corp (a)	91,621
4,966	K+S AG (a)	230,641
6,000	Kaneka Corp (a)	30,358
6,000	Kansai Paint Co Ltd (a)	64,661
6,425	Kazakhmys PLC (a)	82,988
64,000	Kobe Steel Ltd (a)(b)	81,775
4,285	Koninklijke DSM NV (a)	261,154
10,100	Kuraray Co Ltd (a)	132,403
2,402	Lanxess AG (a)	211,808
5,265	Linde AG (a)	921,108
1,508	Lonza Group AG (a)	81,713
36,000	Mitsubishi Chemical Holdings Corp (a)	179,337
12,000	Mitsubishi Gas Chemical Co Inc (a)	73,606
33,000	Mitsubishi Materials Corp (a)	112,816
23,000	Mitsui Chemicals Inc (a)	59,939
21,820	Newcrest Mining Ltd (a)	510,430
2,100	Nippon Paper Group Inc (a)(c)	29,178
216,740	Nippon Steel & Sumitomo Metal Corp (a)	533,651
4,800	Nitto Denko Corp (a)	236,394
24,679	Norsk Hydro ASA (a)	125,259
20,000	Oji Holdings Corp (a)	68,987
10,514	Orica Ltd (a)	276,584
7,897	OZ Minerals Ltd (a)	56,081

Shares			Value

Basic Materials — (continued)
2,398	Randgold Resources Ltd (a)	$	237,029
12,410	Rio Tinto Ltd (a)		872,539
38,058	Rio Tinto PLC (a)		2,219,453
1,074	Salzgitter AG (a)		56,287
11,700	Shin-Etsu Chemical Co Ltd (a)(d)		714,052
43,000	Showa Denko KK (a)(c)		65,722
1,639	Solvay SA (a)		238,496
16,624	Stora Enso OYJ Class R (a)		116,359
44,000	Sumitomo Chemical Co Ltd (a)		138,663
15,000	Sumitomo Metal Mining Co Ltd (a)		211,738
15,895	Svenska Cellulosa AB Class B (a)		345,599
2,648	Syngenta AG (a)		1,069,756
11,000	Taiyo Nippon Sanso Corp (a)		63,286
11,126	ThyssenKrupp AG (a)		262,715
26,000	Ube Industries Ltd (a)		62,458
3,305	Umicore SA (a)		183,009
15,270	UPM-Kymmene OYJ (a)		179,649
2,607	Vedanta Resources PLC (a)		50,291
2,931	Voestalpine AG (a)		107,695
59,786	Xstrata PLC (a)		1,043,125
1,300	Yamato Kogyo Co Ltd (a)		38,074
5,153	Yara International ASA (a)		256,922

			28,232,226

Communications — 6.46%
1,548	Axel Springer AG (a)		66,270
4,304	Belgacom SA (a)		126,588
57,624	Bezeq The Israeli Telecommunication Corp Ltd (a)		66,746
29,996	British Sky Broadcasting Group PLC (a)		378,077
224,116	BT Group PLC (a)		854,682
3,100	Dena Co Ltd		101,693
4,800	Dentsu Inc (a)		128,571
79,936	Deutsche Telekom AG (a)		909,909
3,668	Elisa OYJ (a)		81,319
3,503	Eutelsat Communications SA (a)		116,511
52,903	France Telecom SA (a)		586,899
2,400	Gree Inc (a)		37,247
710	Hakuhodo DY Holdings Inc (a)		45,945
58,000	HKT Trust / HKT Ltd (a)		56,968
668	Iliad SA		114,669
11,748	Inmarsat PLC (a)		113,143
102,224	ITV PLC (a)		177,167
1,780	JCDecaux SA (a)		42,487
61	Jupiter Telecommunications Co Ltd		75,973
2,471	Kabel Deutschland Holding AG (a)		185,982
7,700	KDDI Corp (a)		544,369
29,080	Koninklijke KPN NV (a)		143,811
3,338	Lagardere SCA (a)		112,277
16	M3 Inc (a)(b)		25,537
1,670	Millicom International Cellular SA (a)		144,958
2,500	Nexon Co Ltd (a)(b)		25,320
1,718	NICE Systems Ltd (a)(b)		57,541
12,500	Nippon Telegraph & Telephone Corp (a)		526,287
107,279	Nokia OYJ (a)(c)		423,938

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Communications — (continued)
436	NTT DOCOMO Inc (a)(d)	$	628,503
130,000	PCCW Ltd (a)		57,460
23,335	Pearson PLC (a)		454,455
16,788	Portugal Telecom SGPS SA (a)		83,601
2,505	ProSiebenSat.1 Media AG (a)		71,352
4,877	Publicis Groupe SA (a)		293,417
20,100	Rakuten Inc (a)		156,749
19,761	Reed Elsevier NV (a)		293,012
34,936	Reed Elsevier PLC (a)		368,557
5,840	SBI Holdings Inc (a)(c)		52,206
8,746	SES SA (a)		251,893
43,000	Singapore Press Holdings Ltd (a)(c)		142,394
227,000	Singapore Telecommunications Ltd (a)		617,674
26,800	Softbank Corp (a)(d)		981,985
18,000	StarHub Ltd (a)		56,380
669	Swisscom AG (a)		289,887
14,640	TDC A/S (a)		103,726
9,227	Tele2 AB Class B (a)		166,777
53,335	Telecom Corp of New Zealand Ltd (a)		100,953
259,050	Telecom Italia SpA (a)		234,977
175,989	Telecom Italia SpA (a)		140,069
86,643	Telefonaktiebolaget LM Ericsson (a)		875,203
116,345	Telefonica SA (a)		1,575,210
5,086	Telekom Austria AG (a)		38,619
1,397	Telenet Group Holding NV		65,738
19,826	Telenor ASA (a)		403,694
61,923	TeliaSonera AB (a)		420,395
124,257	Telstra Corp Ltd (a)		566,208
3,000	Trend Micro Inc (a)(c)		90,645
2,376	United Internet AG (a)		51,382
37,045	Vivendi SA (a)		837,812
1,394,724	Vodafone Group PLC (a)		3,509,770
8,216	Wolters Kluwer NV (a)		168,771
36,071	WPP PLC (a)		526,674
384	Yahoo Japan Corp (a)(c)		124,338
3,088	Ziggo NV (b)		100,922

			21,172,292

Consumer, Cyclical — 10.94%
900	ABC-Mart Inc (a)		39,182
4,030	Accor SA (a)		143,739
5,972	Adidas AG (a)		532,999
17,400	Aeon Co Ltd (a)		198,856
5,600	Aisin Seiki Co Ltd (a)		174,872
32,000	All Nippon Airways Co Ltd (a)(c)		67,229
3,900	Asics Corp (a)		59,579
9,425	Bayerische Motoren Werke AG (a)		917,161
18,600	Bridgestone Corp (a)		484,187
12,701	Burberry Group PLC (a)		255,102
5,262	Carnival PLC (a)		204,250
31,000	Cathay Pacific Airways Ltd (a)		57,579
1,569	Christian Dior SA (a)		267,444
14,841	Cie Financiere Richemont SA Class A (a)		1,164,953
5,198	Cie Generale des Etablissements Michelin (a)		498,070

Shares			Value

Consumer, Cyclical — (continued)
8,300	Citizen Holdings Co Ltd (a)	$	43,844
14,000	City Developments Ltd (a)		149,730
53,073	Compass Group PLC (a)		629,585
3,152	Continental AG (a)		367,378
10,654	Crown Ltd (a)		119,069
5,000	Daihatsu Motor Co Ltd (a)		99,614
25,780	Daimler AG (a)		1,419,340
14,000	Daiwa House Industry Co Ltd (a)		240,699
13,900	Denso Corp (a)		484,057
6,115	Deutsche Lufthansa AG (a)		115,600
1,400	Don Quijote Co Ltd (a)		51,500
21,164	Echo Entertainment Group Ltd (a)		76,437
6,965	Electrolux AB Series B (a)		183,977
1,900	FamilyMart Co Ltd (a)		78,276
1,500	Fast Retailing Co Ltd (a)		382,816
23,570	Fiat Industrial SpA (a)		258,224
25,705	Fiat SpA (a)(b)(c)		129,487
1,416	Flight Centre Ltd (a)(b)(c)		40,067
17,000	Fuji Heavy Industries Ltd (a)		214,375
60,000	Galaxy Entertainment Group Ltd (a)(b)		240,587
169,000	Genting Singapore PLC (a)(c)		194,157
47,329	GKN PLC (a)		178,485
12,468	Harvey Norman Holdings Ltd (a)(c)		24,820
27,020	Hennes & Mauritz AB Class B (a)		936,433
7,000	Hino Motors Ltd (a)		63,272
2,000	Hitachi High-Technologies Corp (a)		41,387
46,300	Honda Motor Co Ltd (a)(d)		1,714,704
719	Hugo Boss AG (a)(b)		76,412
6,209	Inditex SA (a)		872,409
7,588	InterContinental Hotels Group PLC (a)		212,647
31,003	International Consolidated Airlines Group SA (a)(b)		92,037
9,200	Isetan Mitsukoshi Holdings Ltd (a)		90,035
34,000	Isuzu Motors Ltd (a)		202,892
43,000	ITOCHU Corp (a)		454,471
12,000	J Front Retailing Co Ltd (a)		66,508
1,500	Japan Airlines Co Ltd (a)(b)		64,475
3,000	Jardine Cycle & Carriage Ltd (a)		119,489
5,100	JTEKT Corp (a)		48,620
65,099	Kingfisher PLC (a)		304,074
2,000	Koito Manufacturing Co Ltd (a)		29,168
1,700	Lawson Inc (a)		115,320
160,000	Li & Fung Ltd (a)		288,718
7,222	LVMH Moet Hennessy Louis Vuitton SA (a)		1,332,879
44,197	Marks & Spencer Group PLC (a)		277,558
47,000	Marubeni Corp (a)		337,236
6,600	Marui Group Co Ltd (a)		52,725
79,000	Mazda Motor Corp (a)(b)		162,133
1,800	McDonald’s Holdings Co Japan Ltd (a)(c)		47,499
25,600	MGM China Holdings Ltd (a)(b)		47,151
40,000	Mitsubishi Corp (a)(d)		770,118
4,000	Mitsubishi Logistics Corp (a)		57,397
104,000	Mitsubishi Motors Corp (a)(b)		107,525
49,500	Mitsui & Co Ltd (a)(d)		741,949
4,900	Namco Bandai Holdings Inc (a)		63,515
4,582	Next PLC (a)		278,065

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Consumer, Cyclical — (continued)
8,000	NGK Insulators Ltd (a)	$	94,901
5,000	NGK Spark Plug Co Ltd (a)		66,607
4,800	NHK Spring Co Ltd (a)		39,552
2,900	Nintendo Co Ltd (a)		309,654
70,800	Nissan Motor Co Ltd (a)(d)		671,813
950	Nitori Holdings Co Ltd (a)		69,603
3,000	NOK Corp (a)		46,978
3,131	Nokian Renkaat OYJ (a)		125,419
5,937	OPAP SA (a)		42,572
1,400	Oriental Land Co Ltd (a)		169,546
60,700	Panasonic Corp (a)(c)		370,963
5,835	Peugeot SA (a)(b)(c)		42,581
6,982	Pirelli & C. SpA (a)		80,445
4,211	Porsche Automobil Holding SE (a)		346,630
2,162	PPR (a)		406,049
28,368	Qantas Airways Ltd (a)(b)		44,422
5,524	Renault SA (a)		299,999
66,400	Sands China Ltd (a)		296,852
1,500	Sankyo Co Ltd (a)		59,520
1,200	Sanrio Co Ltd (a)(c)		38,285
8,947	Scania AB Class B (a)		186,021
5,100	Sega Sammy Holdings Inc (a)		86,085
11,000	Sekisui Chemical Co Ltd (a)		95,961
16,000	Sekisui House Ltd (a)		175,195
21,500	Seven & I Holdings Co Ltd (a)(d)		606,102
40,000	Shangri-La Asia Ltd (a)		80,577
30,000	Sharp Corp (c)		104,923
600	Shimamura Co Ltd (a)		58,305
2,000	Shimano Inc (a)		128,066
16,000	Singapore Airlines Ltd (a)		141,913
52,000	SJM Holdings Ltd (a)		122,723
16,863	SKYCITY Entertainment Group Ltd (a)		52,956
34,600	Sojitz Corp (a)		51,157
27,600	Sony Corp (a)		309,547
3,700	Stanley Electric Co Ltd (a)		52,589
32,200	Sumitomo Corp (a)		413,120
21,700	Sumitomo Electric Industries Ltd (a)		250,826
4,300	Sumitomo Rubber Industries Ltd (a)		51,997
10,100	Suzuki Motor Corp (a)		264,300
1,162	Swatch Group AG (a)		100,519
882	Swatch Group AG (a)		447,266
18,826	Tabcorp Holdings Ltd (a)		60,131
8,000	Takashimaya Co Ltd (a)		56,929
36,238	Tatts Group Ltd (a)		114,142
28,000	Teijin Ltd (a)		69,730
4,100	Toho Co Ltd (a)		72,162
41,000	Toray Industries Inc (a)		251,864
2,100	Toyoda Gosei Co Ltd (a)		42,686
1,400	Toyota Boshoku Corp (a)		16,232
4,300	Toyota Industries Corp (a)		137,282
78,200	Toyota Motor Corp (a)(d)		3,651,639
6,000	Toyota Tsusho Corp (a)		148,097
11,950	TUI Travel PLC (a)(c)		55,432
830	USS Co Ltd (a)		86,428
789	Volkswagen AG (a)		171,164
39,801	Volvo AB Class B (a)		548,821
28,624	Wesfarmers Ltd (a)		1,104,351
5,160	Whitbread PLC (a)		207,268
7,839	Wolseley PLC (a)		368,584

Shares			Value

Consumer, Cyclical — (continued)
41,200	Wynn Macau Ltd (a)(b)	$	113,452
2,590	Yamada Denki Co Ltd (a)(c)		100,106
4,700	Yamaha Corp (a)		49,848
8,000	Yamaha Motor Co Ltd (a)		88,622
19,500	Yue Yuen Industrial Holdings Ltd (a)		65,953

			35,839,609

Consumer, Non-cyclical — 21.05%
10,655	Abertis Infraestructuras SA (a)		175,983
2,905	Actelion Ltd (a)		139,007
3,833	Adecco SA (a)		202,989
7,425	Aggreko PLC (a)		211,778
18,000	Ajinomoto Co Inc (a)		238,184
1,100	Alfresa Holdings Corp (a)		42,996
22,799	Anheuser-Busch InBev (a)		1,985,452
2,440	Aryzta AG (a)		125,551
11,100	Asahi Group Holdings Ltd (a)		236,349
9,835	Associated British Foods PLC (a)		251,108
12,700	Astellas Pharma Inc (a)		571,012
35,413	AstraZeneca PLC (a)		1,677,932
9,604	Atlantia SpA (a)		174,396
10,225	Babcock International Group PLC (a)		161,319
53	Barry Callebaut AG (a)		51,274
23,472	Bayer AG (a)		2,238,345
2,783	Beiersdorf AG (a)		227,875
1,800	Benesse Holdings Inc (a)		74,910
42,685	Brambles Ltd (a)		338,463
55,135	British American Tobacco PLC (a)		2,802,351
9,376	Bunzl PLC (a)		155,036
1,601	Bureau Veritas SA (a)		179,521
400	Calbee Inc (a)(b)		28,185
18,848	Capita PLC (a)		232,750
2,944	Carlsberg A/S Class B (a)		290,032
17,238	Carrefour SA (a)		443,835
1,639	Casino Guichard Perrachon SA (a)		156,988
2,224	Celesio AG (a)		38,522
6,500	Chugai Pharmaceutical Co Ltd (a)		124,541
5,775	Cie Generale d’Optique Essilor International SA (a)		582,454
5,340	Coca Cola Hellenic Bottling Co SA		124,760
15,765	Coca-Cola Amatil Ltd (a)		221,552
1,300	Coca-Cola West Co Ltd (a)		20,072
1,649	Cochlear Ltd (a)(c)		136,702
3,010	Coloplast A/S Class B (a)(b)		147,611
2,168	Colruyt SA		107,313
14,396	CSL Ltd (a)		812,763
15,000	Dai Nippon Printing Co Ltd (a)		117,622
19,300	Daiichi Sankyo Co Ltd (a)		296,298
4,200	Dainippon Sumitomo Pharma Co Ltd (a)		50,458
16,461	Danone SA		1,084,327
16,482	de Master Blenders 1753 NV (a)(b)		189,358
2,866	Delhaize Group SA (a)		115,440
71,142	Diageo PLC (a)		2,071,557
17,181	Distribuidora Internacional de Alimentacion SA (a)		109,773
4,928	Edenred (a)		152,416

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Consumer, Non-cyclical — (continued)
7,200	Eisai Co Ltd (a)	$	300,548
13,273	Elan Corp PLC (a)(b)		136,097
10,733	Elekta AB Class B		167,354
28,839	Experian PLC (a)		464,561
62,000	First Pacific Co Ltd (a)		68,468
27,000	Fraser & Neave Ltd (a)		215,745
3,561	Fresenius SE & Co KGaA (a)		409,761
6,047	Fresenius SE & Co KGaA (a)		417,318
39,495	G4S PLC (a)		165,420
5,598	Getinge AB B Shares (a)		190,292
141,102	GlaxoSmithKline PLC (a)		3,070,980
191,000	Golden Agri-Resources Ltd (a)		102,787
3,946	Grifols SA (a)(b)		137,985
2,664	Heineken Holding NV (a)		146,688
6,587	Heineken NV (a)		441,618
3,738	Henkel AG & Co KGaA (a)		256,544
1,600	Hisamitsu Pharmaceutical Co Inc (a)		79,633
10,427	Husqvarna AB Class B (a)(c)		63,282
28,194	Imperial Tobacco Group PLC (a)		1,092,670
4,474	Intertek Group PLC (a)		227,192
35,482	J Sainsbury PLC (a)		200,687
25,600	Japan Tobacco Inc (a)(d)		723,184
6,184	Jeronimo Martins SGPS SA (a)		119,577
15,100	Kao Corp (a)		393,469
4,151	Kerry Group PLC Class A (a)		219,261
1,514	Kesko OYJ Class B (a)		49,705
5,000	Kikkoman Corp (a)		71,396
25,000	Kirin Holdings Co Ltd (a)		294,150
28,675	Koninklijke Ahold NV (a)		384,505
8,000	Kyowa Hakko Kirin Co Ltd (a)		78,922
6,863	L’Oreal SA (a)		954,940
3	Lindt & Spruengli AG (a)		113,549
24	Lindt & Spruengli AG (a)		78,267
4,759	Luxottica Group SpA (a)		196,428
4,200	Medipal Holdings Corp (a)		46,567
1,600	MEIJI Holdings Co Ltd (a)		69,388
1,794	Merck KGaA (a)		236,441
26,209	Metcash Ltd (a)(c)		90,860
3,812	Metro AG (a)		105,903
1,500	Miraca Holdings Inc (a)		60,481
6,400	Mitsubishi Tanabe Pharma Corp (a)		83,467
91,427	Nestle SA (a)		5,965,015
5,000	Nippon Meat Packers Inc (a)		69,310
6,500	Nisshin Seifun Group Inc (a)		81,342
1,500	Nissin Foods Holdings Co Ltd (a)		56,907
65,235	Novartis AG (a)		4,121,109
11,564	Novo Nordisk A/S Class B (a)		1,883,043
7,059	Novozymes A/S Class B (a)		200,381
42,772	Olam International Ltd (a)		54,942
2,200	Ono Pharmaceutical Co Ltd (a)		112,385
2,910	Orion OYJ Class B (a)		85,679
10,400	Otsuka Holdings Co Ltd (a)		292,981
2,500	Park24 Co Ltd (a)		39,482
6,048	Pernod-Ricard SA (a)		701,699
324	Prothena Corp PLC (b)		2,373
6,598	QIAGEN NV (a)(b)		119,828
3,513	Ramsay Health Care Ltd (a)		100,199
3,311	Randstad Holding NV (a)		122,895
18,502	Reckitt Benckiser Group PLC (a)		1,174,202

Shares			Value

Consumer, Non-cyclical — (continued)
579	Remy Cointreau SA	$	63,227
19,925	Roche Holding AG (a)		4,028,460
27,191	SABMiller PLC (a)		1,261,748
33,832	Sanofi (a)		3,208,302
2,100	Santen Pharmaceutical Co Ltd (a)		80,667
6,000	Secom Co Ltd (a)		302,293
8,041	Securitas AB Class B (a)		70,493
14,600	Serco Group PLC (a)		127,773
151	SGS SA (a)		335,381
6,000	Shimadzu Corp (a)		40,942
8,400	Shionogi & Co Ltd (a)		139,976
16,073	Shire PLC (a)		494,164
10,500	Shiseido Co Ltd (a)		148,212
25,847	Smith & Nephew PLC (a)		285,501
765	Societe BIC SA (a)		91,699
2,719	Sodexo (a)		229,753
10,355	Sonic Healthcare Ltd (a)		144,542
1,428	Sonova Holding AG		158,311
2,411	Suedzucker AG (a)		98,965
2,000	Suzuken Co Ltd (a)		56,346
5,737	Swedish Match AB (a)		192,591
1,900	Sysmex Corp (a)		87,493
900	Taisho Pharmaceutical Holdings Co Ltd (a)		61,815
22,500	Takeda Pharmaceutical Co Ltd (a)(d)		1,005,638
12,733	Tate & Lyle PLC (a)		157,433
4,200	Terumo Corp (a)		166,782
228,573	Tesco PLC (a)		1,258,931
26,818	Teva Pharmaceutical Industries Ltd (a)		996,543
15,000	Toppan Printing Co Ltd (a)		92,987
3,000	Toyo Suisan Kaisha Ltd (a)		79,931
37,873	Transurban Group (a)		240,744
16,658	Treasury Wine Estates Ltd (a)(b)		81,990
1,700	Tsumura & Co (a)		51,392
3,186	UCB SA (a)		182,522
3,300	Unicharm Corp (a)		171,483
46,256	Unilever NV (a)		1,769,931
36,465	Unilever PLC (a)		1,416,836
710	William Demant Holding A/S (a)(b)		60,997
56,000	Wilmar International Ltd (a)		154,604
66,040	WM Morrison Supermarkets PLC (a)		283,447
35,043	Woolworths Ltd (a)		1,075,066
2,700	Yakult Honsha Co Ltd (a)(c)		118,266
4,000	Yamazaki Baking Co Ltd (a)		44,571

			68,945,770

Diversified — 0.71%
1,914	Exor SpA (a)		48,237
4,855	GEA Group AG (a)		157,865
2,336	Groupe Bruxelles Lambert SA (a)		186,311
61,000	Hutchison Whampoa Ltd (a)		646,414
3,452	Industrivarden AB Class C (a)		57,513
41,300	Keppel Corp Ltd (a)		377,133
114,000	Noble Group Ltd (a)		110,138
35,000	NWS Holdings Ltd (a)		59,487
19,500	Swire Pacific Ltd Class A (a)		243,924

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Diversified — (continued)
976	Wendel SA (a)	$	100,608
43,300	Wharf Holdings Ltd (a)		345,089

			2,332,719

Energy — 7.11%
8,553	AMEC PLC (a)		141,249
22,451	APA Group (a)		129,611
96,486	BG Group PLC (a)		1,608,581
540,053	BP PLC (a)		3,754,518
3,503	Caltex Australia Ltd (a)		70,655
4,633	Cie Generale de Geophysique - Veritas (a)(b)		140,781
19,000	Cosmo Oil Co Ltd (a)		42,552
46,710	Enel Green Power SpA (a)		87,010
72,241	Eni SpA (a)		1,769,735
1,857	Fugro NV (a)		110,191
7,901	Galp Energia SGPS SA		122,645
700	Idemitsu Kosan Co Ltd (a)		60,997
61	Inpex Corp (a)		326,250
900	Japan Petroleum Exploration Co (a)		31,786
61,700	JX Holdings Inc (a)		348,344
6,248	Lundin Petroleum AB (a)(b)		144,593
3,060	Neste Oil OYJ (a)		39,670
3,887	OMV AG (a)		140,850
7,499	Petrofac Ltd (a)		200,295
23,318	Repsol SA (a)		475,987
104,262	Royal Dutch Shell PLC Class A (a)		3,618,119
74,646	Royal Dutch Shell PLC Class B (a)		2,662,496
7,267	Saipem SpA (a)		283,073
26,225	Santos Ltd (a)		307,270
10,072	Seadrill Ltd ADR (a)		371,072
4,000	Showa Shell Sekiyu KK (a)(c)		22,657
31,779	Statoil ASA (a)		800,978
8,145	Subsea 7 SA (a)		195,743
2,914	Technip SA (a)		336,965
8,000	TonenGeneral Sekiyu KK (a)(c)		69,182
60,387	Total SA (a)		3,142,128
10,267	Transocean Ltd (a)		460,307
25,879	Tullow Oil PLC (a)		539,085
14,370	Whitehaven Coal Ltd (a)		53,555
18,786	Woodside Petroleum Ltd (a)		669,442

			23,278,372

Financial — 23.19%
27,394	3i Group PLC (a)		97,723
22,796	Aberdeen Asset Management PLC (a)(b)		137,136
1,030	Acom Co Ltd (a)(b)		29,668
5,999	Admiral Group PLC (a)		114,174
50,219	Aegon NV (a)		324,407
1,600	Aeon Credit Service Co Ltd (a)		32,375
1,900	Aeon Mall Co Ltd (a)		46,742
6,690	Ageas (a)		197,672
308,200	AIA Group Ltd (a)		1,222,425
12,930	Allianz SE (a)		1,802,412
82,833	AMP Ltd (a)		420,162
18,000	Aozora Bank Ltd (a)		55,345

Shares			Value

Financial — (continued)
51,000	Ascendas Real Estate Investment Trust REIT (a)	$	99,803
33,315	Assicurazioni Generali SpA (a)		608,825
5,099	ASX Ltd (a)		166,403
77,105	Australia & New Zealand Banking Group Ltd (a)		2,030,684
83,378	Aviva PLC (a)		515,803
50,329	AXA SA (a)		903,702
1,262	Baloise Holding AG (a)		109,002
120,899	Banca Monte dei Paschi di Siena SpA (a)(b)(c)		36,161
154,839	Banco Bilbao Vizcaya Argentaria SA (a)		1,438,591
78,232	Banco de Sabadell SA (a)		204,599
58,200	Banco Espirito Santo SA (a)(b)		69,221
56,790	Banco Popolare SC (a)(b)		94,565
155,486	Banco Popular Espanol SA (a)		121,533
292,932	Banco Santander SA (a)		2,380,675
30,426	Bank Hapoalim BM (a)(b)		130,541
36,792	Bank Leumi Le-Israel BM (a)(b)		125,234
36,200	Bank of East Asia Ltd (a)(c)		140,576
8,000	Bank of Kyoto Ltd (a)		67,752
35,000	Bank of Yokohama Ltd (a)		162,737
24,769	Bankia SA (b)		12,783
74	Banque Cantonale Vaudoise (a)(b)		39,410
330,383	Barclays PLC (a)		1,434,911
11,773	Bendigo & Adelaide Bank Ltd (a)		104,876
28,487	BNP Paribas SA (a)		1,621,775
101,500	BOC Hong Kong Holdings Ltd (a)		319,297
24,376	British Land Co PLC REIT (a)		225,002
21,290	CaixaBank (a)(c)		74,580
51,000	CapitaCommercial Trust REIT (a)(b)		70,774
16,691	Capital Shopping Centres Group PLC REIT (a)		95,997
71,000	CapitaLand Ltd (a)		218,546
62,000	CapitaMall Trust REIT (a)		108,951
37,000	CapitaMalls Asia Ltd (a)		59,590
40,396	Centro Retail Australia REIT (a)		95,631
58,171	CFS Retail Property Trust Group REIT (a)		116,370
40,000	Cheung Kong Holdings Ltd (a)		622,376
21,000	Chiba Bank Ltd (a)		123,021
5,000	Chugoku Bank Ltd (a)		69,789
4,826	CNP Assurances (a)		74,286
109,528	Commerzbank AG (a)(b)		209,830
45,173	Commonwealth Bank of Australia (a)		2,941,967
1,733	Corio NV REIT (a)		79,469
28,824	Credit Agricole SA (a)(b)		234,746
4,700	Credit Saison Co Ltd (a)		117,560
35,696	Credit Suisse Group AG (a)		871,210
244	Dai-ichi Life Insurance Co Ltd (a)		343,322
2,000	Daito Trust Construction Co Ltd (a)		189,020
48,000	Daiwa Securities Group Inc (a)		267,794
18,802	Danske Bank A/S (a)(b)		319,336
52,000	DBS Group Holdings Ltd (a)		638,379
100	Delek Group Ltd (a)		23,532
3,573	Delta Lloyd NV (a)		58,861
26,423	Deutsche Bank AG (a)		1,162,481
5,305	Deutsche Boerse AG (a)		325,315

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Financial — (continued)
134,249	Dexus Property Group REIT (a)	$	142,587
28,002	DNB ASA (a)		357,912
6,282	Erste Group Bank AG (a)(b)		199,735
936	Eurazeo (a)		45,319
639	Fonciere Des Regions REIT (a)		53,774
20,000	Fukuoka Financial Group Inc (a)		80,095
579	Gecina SA (a)		65,568
5,774	Gjensidige Forsikring ASA (a)		82,976
55,000	Global Logistic Properties Ltd (a)		127,199
49,021	Goodman Group REIT (a)		223,368
40,222	GPT Group REIT (a)		154,823
11,000	Gunma Bank Ltd (a)		53,818
11,000	Hachijuni Bank Ltd (a)		55,187
19,825	Hammerson PLC REIT (a)		158,940
64,000	Hang Lung Properties Ltd (a)		257,563
21,000	Hang Seng Bank Ltd (a)		324,176
1,600	Hannover Rueckversicherung AG (a)		125,319
6,104	Hargreaves Lansdown PLC (a)(b)		68,220
28,000	Henderson Land Development Co Ltd (a)		200,458
13,000	Hiroshima Bank Ltd (a)		54,515
30,900	Hong Kong Exchange & Clearing Ltd (a)		534,761
15,500	Hopewell Holdings Ltd (a)		67,205
519,181	HSBC Holdings PLC (a)		5,500,819
5,400	Hulic Co Ltd (a)(b)		36,639
19,000	Hysan Development Co Ltd (a)		92,394
611	ICADE REIT (a)		54,552
14,029	ICAP PLC (a)		70,917
25,503	IMMOFINANZ AG (a)		107,363
108,954	ING Groep NV (a)(b)		1,034,849
57,186	Insurance Australia Group Ltd (a)		281,662
29,417	Intesa Sanpaolo SpA (a)		41,780
287,789	Intesa Sanpaolo SpA (a)		497,680
15,224	Investec PLC (a)		105,959
5,778	Investment AB Kinnevik Class B (a)		120,861
12,526	Investor AB Class B (a)		329,060
56	Israel Corp Ltd (a)		36,836
8,000	Iyo Bank Ltd (a)		63,415
22	Japan Prime Realty Investment Corp REIT (a)		63,584
17	Japan Real Estate Investment Corp REIT (a)		167,486
58	Japan Retail Fund Investment Corp REIT (a)		106,619
18,000	Joyo Bank Ltd (a)		85,523
5,981	Julius Baer Group Ltd (a)		212,940
6,693	KBC Groep NV (a)		233,267
19,000	Keppel Land Ltd (a)		63,636
20,500	Kerry Properties Ltd (a)		107,697
2,655	Klepierre REIT (a)		106,119
22,411	Land Securities Group PLC REIT (a)		298,803
169,073	Legal & General Group PLC (a)		405,138
16,048	Lend Lease Group (a)		156,722
65,500	Link REIT (a)		328,031
1,201,021	Lloyds Banking Group PLC (a)(b)		956,991
4,734	London Stock Exchange Group PLC (a)		84,368

Shares			Value

Financial — (continued)
9,101	Macquarie Group Ltd (a)	$	340,934
19,957	Mapfre SA (a)(c)		61,491
15,397	Mediobanca SpA (a)		95,108
98,016	Mirvac Group REIT (a)		152,537
36,000	Mitsubishi Estate Co Ltd (a)(d)		861,865
361,900	Mitsubishi UFJ Financial Group Inc (a)(d)		1,958,282
1,570	Mitsubishi UFJ Lease & Finance Co Ltd (a)		67,535
24,000	Mitsui Fudosan Co Ltd (a)		587,114
3,305	Mizrahi Tefahot Bank Ltd (a)(b)		34,275
649,900	Mizuho Financial Group Inc (a)(d)		1,191,582
14,600	MS&AD Insurance Group Holdings (a)		291,372
5,104	Muenchener Rueckversicherungs AG (a)		921,419
64,558	National Australia Bank Ltd (a)		1,698,081
27,367	Natixis (a)		93,544
107,000	New World Development Co Ltd (a)		169,400
17	Nippon Building Fund Inc REIT (a)		175,861
22,000	Nishi-Nippon City Bank Ltd (a)		54,590
10,750	NKSJ Holdings Inc (a)		230,577
103,800	Nomura Holdings Inc (a)		614,422
2,800	Nomura Real Estate Holdings Inc (a)		53,543
8	Nomura Real Estate Office Fund Inc REIT (a)		46,084
75,010	Nordea Bank AB (a)		721,516
24	NTT Urban Development Corp (a)		23,278
139,886	Old Mutual PLC (a)		410,622
2,880	ORIX Corp (a)		325,321
74,000	Oversea-Chinese Banking Corp Ltd (a)		596,291
715	Pargesa Holding SA (a)		49,277
511	Partners Group Holding AG (a)		118,133
4,070	Pohjola Bank PLC Class A (a)		60,943
72,702	Prudential PLC (a)		1,036,671
33,822	QBE Insurance Group Ltd (a)		387,531
1,454	Raiffeisen Bank International AG (a)		60,485
5,880	Ratos AB Class B (a)(c)		56,629
36,811	Resolution Ltd (a)		149,704
52,100	Resona Holdings Inc (a)		238,221
60,493	Royal Bank of Scotland Group PLC (a)(b)		323,233
102,707	RSA Insurance Group PLC (a)		211,940
11,996	Sampo OYJ Class A (a)		388,501
3,063	Schroders PLC (a)		85,054
4,782	SCOR SE (a)		129,251
21,097	Segro PLC REIT (a)		85,599
12,700	Seven Bank Ltd (a)		33,500
44,000	Shinsei Bank Ltd (a)		88,068
14,000	Shizuoka Bank Ltd (a)		136,754
23,000	Singapore Exchange Ltd (a)		133,655
86,800	Sino Land Co Ltd (a)		158,943
38,729	Skandinaviska Enskilda Banken AB Class A (a)		331,353
20,004	Societe Generale SA Class A (a)(b)		760,605
4,400	Sony Financial Holdings Inc (a)		79,104
67,953	Standard Chartered PLC (a)		1,758,056

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Financial — (continued)
67,321	Standard Life PLC (a)	$	367,898
62,467	Stockland (a)		230,974
38,200	Sumitomo Mitsui Financial Group Inc (a)(d)		1,388,257
85,860	Sumitomo Mitsui Trust Holdings Inc (a)		302,511
10,000	Sumitomo Realty & Development Co Ltd (a)		333,139
45,000	Sun Hung Kai Properties Ltd (a)		682,436
36,839	Suncorp Group Ltd (a)		393,399
5,000	Suruga Bank Ltd (a)		61,495
14,157	Svenska Handelsbanken AB Class A (a)		508,971
22,498	Swedbank AB Class A (a)		441,982
30,200	Swire Properties Ltd (a)(b)		101,714
810	Swiss Life Holding AG (a)		108,116
1,577	Swiss Prime Site AG (b)		131,639
10,032	Swiss Re AG (a)		727,308
16,800	T&D Holdings Inc (a)		204,545
19,800	Tokio Marine Holdings Inc (a)		551,614
12,000	Tokyu Land Corp (a)		87,925
736	Tryg A/S (a)		55,704
103,419	UBS AG (a)		1,618,392
2,622	Unibail-Rodamco SE REIT (a)		635,846
115,611	UniCredit SpA (a)(b)		569,324
26,326	Unione di Banche Italiane SCPA (a)		122,761
36,000	United Overseas Bank Ltd (a)		590,546
13,000	UOL Group Ltd (a)		64,115
1,058	Vienna Insurance Group AG Wiener Versicherung Gruppe (a)		56,470
61,202	Westfield Group REIT (a)		675,909
83,455	Westfield Retail Trust REIT (a)		263,298
87,414	Westpac Banking Corp (a)		2,395,135
26,000	Wheelock & Co Ltd (a)		132,628
7,000	Yamaguchi Financial Group Inc (a)		61,820
4,191	Zurich Insurance Group AG (a)		1,123,012

			75,969,400

Industrial — 10.84%
62,503	ABB Ltd (a)		1,296,158
738	Acciona SA (a)		55,113
3,526	ACS Actividades de Construccion y Servicios SA (a)		89,362
3,900	Advantest Corp (a)		61,593
892	Aeroports de Paris (a)		69,062
4,360	Aker Solutions ASA (a)		90,290
9,706	Alfa Laval AB (a)		202,950
10,102	ALS Ltd/Queensland (a)		115,238
5,700	Alstom SA (a)		229,620
10,000	Amada Co Ltd (a)		65,071
34,661	Amcor Ltd (a)		292,947
2,124	Andritz AG (a)(b)		136,486
37	AP Moeller - Maersk A/S (a)		280,188
17	AP Moeller - Maersk A/S Class A (a)		121,079
29,000	Asahi Glass Co Ltd (a)(c)		211,746
26,410	Asciano Ltd (a)		129,198
9,574	Assa Abloy AB Series B (a)		360,391

Shares			Value

Industrial — (continued)
10,817	Atlas Copco AB (a)	$	265,519
19,177	Atlas Copco AB Class A (a)		531,784
25,233	Auckland International Airport Ltd (a)		55,852
52,506	Aurizon Holdings Ltd (a)(b)		206,475
92,803	BAE Systems PLC (a)		515,666
18,352	Balfour Beatty PLC (a)		82,572
22,565	Boral Ltd (a)(c)		103,539
4,998	Bouygues SA (a)		148,727
6,100	Brother Industries Ltd (a)		65,669
8,600	Casio Computer Co Ltd (a)		75,484
4,100	Central Japan Railway Co (a)		332,754
13,000	Cheung Kong Infrastructure Holdings Ltd (a)		80,301
6,000	Chiyoda Corp (a)		85,951
11,383	Cie de St-Gobain (a)		488,833
31,883	Cobham PLC (a)		115,796
51,000	ComfortDelGro Corp Ltd (a)		75,027
20,676	CRH PLC (a)		420,472
6,800	Daikin Industries Ltd (a)		233,574
25,879	Deutsche Post AG (a)		570,001
5,504	DSV A/S (a)		142,402
9,700	East Japan Railway Co (a)(d)		627,242
11,830	European Aeronautic Defence & Space Co NV (a)		466,356
5,500	FANUC Corp (a)(d)		1,023,273
11,213	Ferrovial SA (a)		166,921
10,470	Finmeccanica SpA (a)(b)		60,592
19,993	Fletcher Building Ltd (a)		140,337
1,323	Fraport AG Frankfurt Airport Services Worldwide (a)		77,179
18,000	Fuji Electric Co Ltd (a)		44,287
12,900	FUJIFILM Holdings Corp (a)		259,546
18,000	Furukawa Electric Co Ltd (a)		40,484
1,063	Geberit AG (a)		235,641
16,479	Groupe Eurotunnel SA (a)		128,055
9,000	GS Yuasa Corp (a)(c)		36,286
1,800	Hamamatsu Photonics KK (a)		65,446
33,000	Hankyu Hanshin Holdings Inc (a)(b)		170,621
3,884	HeidelbergCement AG (a)		237,670
6,867	Hexagon AB Class B (a)		173,654
900	Hirose Electric Co Ltd (a)		107,765
3,600	Hitachi Construction Machinery Co Ltd (a)		75,711
132,000	Hitachi Ltd (a)(d)		776,755
850	Hochtief AG (a)(b)		49,720
6,544	Holcim Ltd (a)		481,999
12,100	Hoya Corp (a)		238,418
153,000	Hutchison Port Holdings Trust (a)		122,456
3,100	Ibiden Co Ltd (a)		49,606
38,000	IHI Corp (a)		98,538
1,235	Imerys SA (a)		79,212
8,949	IMI PLC (a)		161,823
21,847	Invensys PLC (a)		116,880
11,610	James Hardie Industries PLC (a)		112,407
6,000	JGC Corp (a)		186,969
22,000	Kajima Corp (a)		72,791
6,000	Kamigumi Co Ltd (a)		47,873
40,000	Kawasaki Heavy Industries Ltd (a)		108,781
14,000	Keikyu Corp (a)		124,287

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Industrial — (continued)
16,000	Keio Corp (a)	$	119,282
8,000	Keisei Electric Railway Co Ltd (a)		67,510
1,290	Keyence Corp (a)		357,749
3,000	Kinden Corp (a)		19,550
45,000	Kintetsu Corp (a)(c)		184,397
26,600	Komatsu Ltd (a)(d)		682,567
4,276	Kone OYJ Class B (a)		316,253
13,500	Konica Minolta Holdings Inc (a)		97,150
2,062	Koninklijke Boskalis Westminster NV (a)		93,341
29,603	Koninklijke Philips Electronics NV (a)		783,898
2,045	Koninklijke Vopak NV (a)		144,557
31,000	Kubota Corp (a)		356,419
1,562	Kuehne + Nagel International AG (a)		188,313
3,400	Kurita Water Industries Ltd (a)		74,668
4,400	Kyocera Corp (a)		398,927
5,129	Lafarge SA (a)		331,193
6,527	Legrand SA (a)		276,982
4,452	Leighton Holdings Ltd (a)		84,041
7,700	LIXIL Group Corp (a)		171,753
500	Mabuchi Motor Co Ltd (a)		21,322
3,300	Makita Corp (a)		153,299
1,122	MAN SE (a)		120,527
1,000	Maruichi Steel Tube Ltd (a)		23,047
20,682	Meggitt PLC (a)		129,472
33,567	Melrose Industries PLC (a)		123,245
3,733	Metso OYJ (a)		159,369
55,000	Mitsubishi Electric Corp (a)		468,290
87,000	Mitsubishi Heavy Industries Ltd (a)		420,839
28,000	Mitsui OSK Lines Ltd (a)		83,411
38,500	MTR Corp Ltd (a)		152,558
5,800	Murata Manufacturing Co Ltd (a)		342,150
3,400	Nabtesco Corp (a)		75,943
69,000	NEC Corp (a)(b)		145,544
3,000	Nidec Corp (a)(c)		175,197
9,500	Nikon Corp (a)		280,482
9,000	Nippon Electric Glass Co Ltd (a)		51,246
24,000	Nippon Express Co Ltd (a)		99,174
43,000	Nippon Yusen KK (a)		101,215
12,000	NSK Ltd (a)		85,388
19,000	Obayashi Corp (a)		107,124
18,000	Odakyu Electric Railway Co Ltd (a)(c)		187,276
6,100	Olympus Corp (a)(b)		118,344
5,400	Omron Corp (a)		129,618
6,000	Orient Overseas International Ltd (a)		39,610
21,576	Orkla ASA (a)		189,082
5,717	Prysmian SpA (a)		114,118
25,413	Rexam PLC (a)		181,794
2,644	Rexel SA (a)(b)		54,077
800	Rinnai Corp (a)		54,355
53,319	Rolls-Royce Holdings PLC (a)(b)		764,341
3,700,136	Rolls-Royce Holdings PLC C Shares (b)(e)		6,011
6,593	Safran SA (a)		285,524
28,693	Sandvik AB (a)		461,147
561	Schindler Holding AG (a)(b)		79,561

Shares			Value

Industrial — (continued)
1,405	Schindler Holding AG (a)	$	203,241
14,945	Schneider Electric SA (a)		1,094,589
29,000	SembCorp Industries Ltd (a)		126,449
23,000	SembCorp Marine Ltd (a)(c)		87,865
14,000	Shimizu Corp (a)		52,628
23,349	Siemens AG (a)		2,553,241
60	Sika AG (a)		138,777
4,275	Sims Metal Management Ltd (a)		42,243
43,000	Singapore Technologies Engineering Ltd (a)		135,717
11,011	Skanska AB Class B (a)		180,700
10,856	SKF AB B Shares (a)		274,956
1,600	SMC Corp (a)		290,647
11,357	Smiths Group PLC (a)		222,271
706	Sulzer AG (a)		111,738
17,000	Sumitomo Heavy Industries Ltd (a)		81,473
10,263	Sydney Airport (a)		36,152
34,000	Taiheiyo Cement Corp (a)		93,476
29,000	Taisei Corp (a)		96,433
13,006	Tenaris SA (a)		271,181
2,345	Thales SA (a)		81,706
3,100	THK Co Ltd (a)		55,756
8,703	TNT Express NV (c)		96,840
27,000	Tobu Railway Co Ltd (a)		143,185
33,000	Tokyu Corp (a)		185,913
22,181	Toll Holdings Ltd (a)		106,312
115,000	Toshiba Corp (a)		455,196
9,000	TOTO Ltd (a)		67,663
3,800	Toyo Seikan Kaisha Ltd (a)		51,207
5,000	Ushio Inc (a)		54,829
3,004	Vallourec SA (a)		157,687
13,129	Vinci SA (a)		632,127
4,842	Wartsila OYJ Abp (a)		210,802
6,150	Weir Group PLC (a)		190,077
4,900	West Japan Railway Co (a)		193,044
5,784	WorleyParsons Ltd (a)		142,478
10,500	Yamato Holdings Co Ltd (a)		159,569
58,000	Yangzijiang Shipbuilding Holdings Ltd (a)		46,468
5,000	Yaskawa Electric Corp (a)		48,250
5,700	Yokogawa Electric Corp (a)		62,502
4,492	Zardoya Otis SA (c)		64,036
962	Zodiac Aerospace (a)(b)		106,505

			35,506,650

Technology — 2.25%
9,044	Amadeus IT Holding SA Class A (a)		228,556
39,383	ARM Holdings PLC (a)		497,036
5,700	ASM Pacific Technology Ltd (a)		69,979
8,823	ASML Holding NV (a)		565,854
1,536	AtoS (a)		107,869
32,200	Canon Inc (a)(c)(d)		1,248,064
4,137	Cap Gemini SA (a)		180,902
12,968	Computershare Ltd (a)		122,335
1,716	Dassault Systemes SA (a)		191,862
54,000	Fujitsu Ltd (a)		226,475
2,286	Gemalto NV (a)(b)		206,347
31,311	Infineon Technologies AG (a)		255,075

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Shares			Value

Technology — (continued)
600	Itochu Techno-Solutions Corp (a)	$	24,707
2,600	Konami Corp (a)		58,550
961	Mellanox Technologies Ltd (a)(b)		59,526
2,500	Nomura Research Institute Ltd (a)		52,077
36	NTT Data Corp (a)		112,688
1,100	Oracle Corp Japan (a)		45,824
500	Otsuka Corp (a)		37,830
18,000	Ricoh Co Ltd (a)(c)		191,060
2,600	Rohm Co Ltd (a)		84,994
33,372	Sage Group PLC (a)		160,416
26,151	SAP AG (a)		2,102,883
1,300	Square Enix Holdings Co Ltd (a)(c)		16,537
18,007	STMicroelectronics NV (a)		130,723
3,200	Sumco Corp (a)(b)		31,477
3,400	TDK Corp (a)(c)		123,817
4,800	Tokyo Electron Ltd (a)		221,382

			7,354,845

Utilities — 3.67%
15,054	AGL Energy Ltd (a)		242,010
147,980	Centrica PLC (a)		807,392
18,500	Chubu Electric Power Co Inc (a)		246,878
8,400	Chugoku Electric Power Co Inc (a)		132,184
51,500	CLP Holdings Ltd (a)		432,695
9,594	Contact Energy Ltd (a)		41,426
51,240	E.ON SE (a)		961,064
50,403	EDP - Energias de Portugal SA (a)		153,316
3,300	Electric Power Development Co Ltd (a)		78,269
6,347	Electricite de France SA (a)		117,614
5,616	Enagas SA (a)		120,318
187,523	Enel SpA (a)		780,003
12,249	Fortum OYJ (a)		229,314
10,174	Gas Natural SDG SA (a)		183,411
36,356	GDF Suez (a)		748,795
5,600	Hokkaido Electric Power Co Inc (a)		67,983
4,300	Hokuriku Electric Power Co (a)		51,031
149,490	Hong Kong & China Gas Co Ltd (a)		410,725
113,839	Iberdrola SA (a)		635,761
21,700	Kansai Electric Power Co Inc (a)		227,896
12,100	Kyushu Electric Power Co Inc (a)		137,955
103,417	National Grid PLC (a)		1,185,295
31,225	Origin Energy Ltd (a)		383,841
54,000	Osaka Gas Co Ltd (a)		196,145
39,500	Power Assets Holdings Ltd (a)		338,893
3,150	Red Electrica Corp SA (a)(c)		155,598
13,958	RWE AG (a)		578,946
1,075	RWE AG (a)		40,648
6,667	Severn Trent PLC (a)		171,446
4,300	Shikoku Electric Power Co Inc (a)		68,599
46,738	Snam SpA (a)		218,154
51,378	SP AusNet (a)		59,707
26,937	SSE PLC (a)		626,227
8,336	Suez Environnement Co (a)		100,556
34,553	Terna Rete Elettrica Nazionale SpA (a)		138,273
11,000	Toho Gas Co Ltd (a)		58,987
13,300	Tohoku Electric Power Co Inc (a)(b)		124,016
36,100	Tokyo Electric Power Co Inc (a)(b)		87,003

Shares			Value

Utilities — (continued)
68,000	Tokyo Gas Co Ltd (a)	$	310,696
18,981	United Utilities Group PLC (a)		208,802
8,990	Veolia Environnement SA (a)		108,987
2,126	Verbund AG (a)		52,805

			12,019,664

TOTAL COMMON STOCK — 94.84% (Cost $299,933,070)		$	310,651,547

PREFERRED STOCK
Consumer, Cyclical — 0.31%
1,424	Bayerische Motoren Werke AG (a)		92,246
4,115	Volkswagen AG (a)		944,188

			1,036,434

Consumer, Non-cyclical — 0.13%
5,095	Henkel AG & Co KGaA (a)		419,173

TOTAL PREFERRED STOCK — 0.44% (Cost $1,131,014)		$	1,455,607

RIGHTS
Basic Materials — 0.00%(f)
1	Lonmin PLC (b)		2

Consumer, Non-cyclical — 0.00%
13,388	Olam International Ltd (b)(e)(g)		0

Energy — 0.00%(f)
23,318	Repsol SA (b)		14,220

TOTAL RIGHTS — 0.00%(f) (Cost $17,373)		$	14,222

Principal Amount

SECURITIES LENDING COLLATERAL
1,799,688	Undivided interest of 3.16% in a repurchase agreement (principal amount/value $57,100,000 with a maturity value of $57,100,634) with BNP Paribas Securities Corp, 0.20%, dated 12/31/12, to be repurchased at $1,799,688 on 1/2/13, collateralized by Government National Mortgage Association, 3.00% - 3.50%, 9/15/42 - 11/15/42, with a value of $58,242,018.	1,799,688

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 1,799,688	Undivided interest of 2.61% in a repurchase agreement (principal amount/value $69,100,000 with a maturity value of $69,100,691) with RBC Capital Markets Corp, 0.18%, dated 12/31/12, to be repurchased at $1,799,688 on 1/2/13, collateralized by various U.S. Government Agency Securities, 2.00% - 4.50%, 10/1/32 - 1/1/43, with a value of $70,482,000.	$	1,799,688

22,542	Undivided interest of 1.13% in a repurchase agreement (principal amount/value $2,001,943 with a maturity value of $2,001,961) with HSBC Securities (USA) Inc, 0.16%, dated 12/31/12, to be repurchased at $22,542 on 1/2/13, collateralized by various U.S. Government Agency Securities, 0.00% - 9.38%, 1/15/13 - 3/17/31, with a value of $2,041,993.		22,542

355,579	Undivided interest of 2.45% in a repurchase agreement (principal amount/value $14,518,150 with a maturity value of $14,518,311) with Credit Suisse Securities (USA) LLC, 0.20%, dated 12/31/12, to be repurchased at $355,579 on 1/2/13, collateralized by U.S. Treasury, 0.25% - 4.50%, 7/31/13 - 4/30/19, with a value of $14,808,548.		355,579

Principal Amount			Value

Securities Lending Collateral — (continued)
$ 3,855	Undivided interest of 1.12% in a repurchase agreement (principal amount/value $345,797 with a maturity value of $345,800) with Merrill Lynch, Pierce, Fenner & Smith, 0.15%, dated 12/31/12, to be repurchased at $3,855 on 1/2/13, collateralized by Federal National Mortgage Association, 0.50% - 6.00%, 8/9/13 - 4/18/36, with a value of $352,713.	$	3,855

1,799,688	Undivided interest of 3.42% in a repurchase agreement (principal amount/value $52,650,000 with a maturity value of $52,650,556) with Merrill Lynch, Pierce, Fenner & Smith, 0.19%, dated 12/31/12, to be repurchased at $1,799,688 on 1/2/13, collateralized by Government National Mortgage Association, 3.50% - 4.00%, 8/15/41 - 6/20/42, with a value of $53,703,006.		1,799,688

TOTAL SECURITIES LENDING COLLATERAL — 1.77% (Cost $5,781,040)		$	5,781,040

SHORT TERM INVESTMENTS

8,387,000	Federal Farm Credit Banks Funding Corp 0.01%, 01/02/2013		8,386,998
6,000,000	International Bank for Reconstruction & Development 0.03%, 01/02/2013		5,999,995
755,000	U.S. Treasury Bills(h) 0.03%, 03/14/2013		754,959

TOTAL SHORT TERM INVESTMENTS — 4.62% (Cost $15,141,952)		$	15,141,952

TOTAL INVESTMENTS — 101.67% (Cost $322,004,449)		$	333,044,368

OTHER ASSETS & LIABILITIES, NET — (1.67)%		$	(5,473,545)

TOTAL NET ASSETS — 100.00%		$	327,570,823

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

(a)	Foreign security is fair valued under procedures adopted by the Board of Directors.
(b)	Non-income producing security.
(c)	A portion or all of the security is on loan at December 31, 2012.
(d)	All or a portion of the security position has been pledged as collateral to cover segregation requirements on open futures contracts.
(e)	Domestic security is fair valued under the procedures adopted by the Board of Directors.
(f)	Represents less than 0.005% of net assets.
(g)	Security has no fair value at December 31, 2012.
(h)	All or a portion of the security has been segregated to cover initial margin requirements on open future contracts.
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

At December 31, 2012, the Fund held the following outstanding futures contracts:

Description	Number of Contracts	Currency	Notional Value	Expiration Date	Unrealized Appreciation/ (Depreciation)

SFE SPI 200 Equity Index Long Futures	14	AUD	1,615,600	March 2013	$6,826

DJ EURO STOXX 50 Index Long Futures	131	EUR	3,425,650	March 2013	(29,954)

FTSE 100 Equity Index Long Futures	49	GBP	2,865,520	March 2013	(43,157)

TSE TOPIX Equity Index Long Futures	31	JPY	267,065,000	March 2013	182,078

				Net Appreciation	$115,793

At December 31, 2012, the Fund held the following forward foreign currency contracts:

Counterparty	Currency Purchased	Quantity of Currency Purchased	Currency Sold	Quantity of Currency Sold	Settlement Date	Net Unrealized Appreciation/ (Depreciation)

BA	AUD	283,070	USD	295,900	March 2013	$(3,349)
CS	AUD	1,497,600	USD	1,550,923	March 2013	(3,161)
DB	AUD	235,372	USD	246,058	March 2013	(2,802)
WES	AUD	114,500	USD	119,298	March 2013	(962)
CIT	EUR	185,200	USD	246,073	March 2013	(1,536)
CS	EUR	2,715,300	USD	3,584,549	March 2013	716
DB	EUR	145,899	USD	190,454	March 2013	2,190
JPM	EUR	352,811	USD	459,330	March 2013	6,519
RBS	EUR	239,629	USD	311,999	March 2013	4,405
WES	EUR	251,500	USD	330,865	March 2013	1,214
BB	GBP	832,300	USD	1,343,365	March 2013	8,650
CIT	GBP	177,400	USD	286,803	March 2013	1,371
CS	GBP	2,186,100	USD	3,533,495	March 2013	17,679
WES	GBP	118,200	USD	192,456	March 2013	(448)
BB	JPY	76,879,476	USD	931,468	March 2013	(44,620)
CIT	JPY	8,530,000	USD	99,259	March 2013	(860)
CS	JPY	182,260,000	USD	2,149,771	March 2013	(47,298)
WES	JPY	8,190,000	USD	96,958	March 2013	(2,481)
CS	USD	480,190	GBP	296,400	March 2013	(1,292)
CS	USD	525,593	EUR	398,400	March 2013	(452)
CS	USD	238,840	AUD	230,500	March 2013	620

					Net Depreciation	$ (65,897)

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Currency Abbreviations:
AUD	Australian Dollar
EUR	Euro Dollar
GBP	British Pound Sterling
JPY	Japanese Yen
USD	U.S. Dollar
Counterparty Abbreviations:
BA	Bank of America Corp
BB	Barclays Bank PLC
CIT	Citigroup, Inc
CS	Credit Suisse Group AG
DB	Deutsche Bank
JPM	JP Morgan Chase & Co
RBS	Royal Bank of Scotland
WES	Westpac

Security classes presented herein are not necessarily the same as those used for determining the Fund’s compliance with its investment objectives and restrictions, as the Fund uses additional sub-classifications, which management defines by referring to one or more widely recognized market indexes or ratings group indexes (unaudited).

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Schedule of Investments

As of December 31, 2012

Summary of Investments by Country as of December 31, 2012.

Country	Value	Percentage of Fund Investments

Australia	$27,833,364	8.36%
Austria	900,508	0.27
Belgium	3,621,808	1.09
China	46,468	0.01
Denmark	3,604,499	1.08
Finland	2,466,920	0.74
France	28,932,989	8.69
Germany	27,305,504	8.20
Greece	167,332	0.05
Guernsey	149,704	0.04
Hong Kong	9,888,381	2.97
Ireland	1,849,335	0.56
Israel	1,686,528	0.51
Italy	6,779,425	2.04
Japan	62,423,991	18.74
Jersey	237,029	0.07
Luxembourg	1,135,165	0.34
Mexico	159,468	0.05
Netherlands	14,373,054	4.32
New Zealand	391,524	0.12
Norway	2,678,185	0.80
Portugal	548,360	0.16
Singapore	5,645,947	1.69
Spain	9,354,895	2.81
Sweden	9,655,301	2.90
Switzerland	29,240,452	8.78
United Kingdom	61,002,997	18.32
United States	20,965,235	6.29

Total	$333,044,368	100.00%

See Notes to Financial Statements.

Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Assets and Liabilities

As of December 31, 2012

Great-West International Index Fund

ASSETS:
Investments in securities, fair value (including $5,484,961 of securities on loan)(a)	$333,044,368
Cash	351,313
Cash denominated in foreign currencies(b)	452,762
Dividends and interest receivable	506,216
Subscriptions receivable	1,212,030
Unrealized appreciation on forward foreign currency contracts	43,364

Total Assets	335,610,053

LIABILITIES:
Payable to investment adviser	186,337
Payable upon return of securities loaned	5,781,040
Redemptions payable	1,918,418
Variation margin on futures contracts	44,174
Unrealized depreciation on forward foreign currency contracts	109,261

Total Liabilities	8,039,230

NET ASSETS	$327,570,823

NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$3,400,407
Paid-in capital in excess of par	313,924,641
Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	11,088,418
(Overdistributed) net investment income	(441,368)
Accumulated net realized loss on investments, futures contracts, forward foreign currency contracts and foreign currency transactions	(401,275)

TOTAL NET ASSETS	$327,570,823

CAPITAL STOCK:
Authorized	52,500,000
Issued and Outstanding	34,004,065

NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:	$9.63

(a) Cost of investments	$322,004,449
(b) Cost of cash denominated in foreign currencies	$454,159

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Operations

For the fiscal year ended December 31, 2012

Great-West International Index Fund

INVESTMENT INCOME:
Interest	$1,726
Income from securities lending	246,314
Dividends	8,050,990
Foreign withholding tax	(768,025)

Total Income	7,531,005

EXPENSES:
Management fees	1,653,902

Total Expenses	1,653,902

NET INVESTMENT INCOME	5,877,103

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments and foreign currency transactions	(1,632,340)
Net realized gain on futures contracts	2,221,484
Net realized gain on forward foreign currency contracts	172,848

Net realized gain	761,992

Net change in unrealized appreciation on investments and foreign currency translations	34,962,440
Net change in unrealized depreciation on futures contracts	(5,682)
Net change in unrealized depreciation on forward foreign currency contracts	(73,367)

Net change in unrealized appreciation	34,883,391

Net Realized and Unrealized Gain on Investments, Futures Contracts, Forward Foreign Currency Contracts and Foreign Currency	35,645,383

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$41,522,486

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Statement of Changes in Net Assets

For the fiscal year ended December 31, 2012 and period ended December 31, 2011

	2012	2011	(a)
Great-West International Index Fund

OPERATIONS:
Net investment income	$5,877,103	$3,187,073
Net realized gain (loss)	761,992	(889,137)
Net change in unrealized appreciation (depreciation)	34,883,391	(23,794,973)

Net Increase (Decrease) in Net Assets Resulting from Operations	41,522,486	(21,497,037)

DISTRIBUTIONS TO SHAREHOLDERS:
From return of capital	–	(19,164)
From net investment income	(6,353,974)	(3,425,700)

Total Distributions	(6,353,974)	(3,444,864)

CAPITAL SHARE TRANSACTIONS:
Shares sold	181,499,513	206,093,541
Shares issued in reinvestment of distributions	6,353,974	3,444,864
Shares redeemed	(52,027,613)	(28,020,067)

Net Increase in Net Assets Resulting from Capital Share Transactions	135,825,874	181,518,338

Total Increase in Net Assets	170,994,386	156,576,437

NET ASSETS:
Beginning of year	156,576,437	—

End of year (b)	$327,570,823	$156,576,437

CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold	20,230,668	21,312,916
Shares issued in reinvestment of distributions	660,496	421,133
Shares redeemed	(5,693,007)	(2,928,141)

Net Increase	15,198,157	18,805,908

(a) The Fund’s inception date was January 13, 2011.
(b) Including (overdistributed) net investment income	$(441,368)	$(90,331)

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

Financial Highlights

Selected data for a share of capital stock of the Fund throughout the period indicated.

			Fiscal Years Ended December 31,
	2012		2011	(a)
Great-West International Index Fund - Initial Class

NET ASSET VALUE, BEGINNING OF YEAR	$8.33		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.22	(b)	0.19
Net realized and unrealized gain (loss)	1.27		(1.67)

Total From Investment Operations	1.49		(1.48)

LESS DISTRIBUTIONS:
From return of capital	–		0.00	(c)
From net investment income	(0.19)		(0.19)

Total Distributions	(0.19)		(0.19)

NET ASSET VALUE, END OF YEAR	$9.63		$8.33

TOTAL RETURN(d)	17.92%		(14.77%)	(e)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of year ($000)	$327,571		$156,576
Ratio of expenses to average net assets	0.70%		0.70%	(f)
Ratio of net investment income to average net assets	2.49%		2.50%	(f)
Portfolio turnover rate	7%		4%	(e)

(a)	The Fund’s inception date was January 13, 2011.
(b)	Per share amounts are based upon average shares outstanding.
(c)	The distribution from return of capital was less than $0.01 per share.
(d)	Performance does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, returns would be lower.
(e)	Not annualized for periods less than one full year.
(f)	Annualized.

  See Notes to Financial Statements.

  Annual Report - December 31, 2012

GREAT-WEST FUNDS, INC.

GREAT-WEST INTERNATIONAL INDEX FUND

Notes to Financial Statements

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Great-West Funds, Inc. (the Great-West Funds) is a Maryland corporation organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds changed its name from Maxim Series Fund, Inc. on September 24, 2012 and presently consists of sixty-four funds. Effective September 24, 2012, Maxim International Index Portfolio’s name changed to Great-West International Index Fund. Interests in the Great-West International Index Fund (the Fund) are included herein and are represented by a separate class of beneficial interest of the Great-West Funds. The investment objective of the Fund is to seek investment results that track the total return of the common stocks that comprise the MSCI EAFE Index. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option for insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of the Great-West Funds.

The Fund offers two share classes, referred to as the Initial Class and Class L. This report includes information for the Initial Class; Class L has not yet been capitalized.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies of the Fund.

Net Asset Value

The net asset value of each class of the Fund’s shares is determined by dividing the net assets attributable to each class of the Fund by the number of issued and outstanding shares of each class of the Fund on each business day.

Security Valuation

The value of assets in the Fund is determined as of the close of trading on each valuation date.

Short-term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which approximates fair value. Short-term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be model priced or priced on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.

For securities that are traded on an exchange, the last sale price as of the close of business of the principal exchange will be used. If the closing price is not available, the current bid will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.

Foreign exchange rates are determined by utilizing the New York closing rates.

Foreign securities are generally valued using an adjusted systematic fair value price from an independent pricing service.

Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are

  Annual Report - December 31, 2012

implemented. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.

Class	Inputs

Equity Investments:
Common Stock (Domestic and Foreign)	Exchange traded close price, bids, evaluated bids, open and close price of local exchange, exchange rates, fair values based on significant market movement and various index data.

Preferred Stock

Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications, exchange prices.

Rights	Exchange traded close price, bids, evaluated bids.

Securities Lending Collateral (Repurchase Agreements)	Maturity date and credit quality.

Short Term Investments	Maturity date and credit quality.

Derivative Investments:
Futures Contracts	Exchange traded close price.

Forward Foreign Currency Contracts	Foreign currency spot and forward rates.

The Fund classifies its valuations into three levels based upon the transparency of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. The three levels are defined as follows:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets. The fair value for some Level 2 securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. For this Fund, Level 2 securities include certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data.

  Annual Report - December 31, 2012

As of December 31, 2012, the inputs used to value the Fund’s investments are detailed in the following table. The Fund recognizes transfers between levels as of the beginning of the reporting period.

	Level 1	Level 2	Level 3	Total
Assets
Equity Investments:
Domestic Common Stock	$—	$42,243	$—	$42,243
Foreign Common Stock	2,697,153	307,906,140	6,011	310,609,304
Preferred Stock	—	1,455,607	—	1,455,607
Rights	14,220	—	2	14,222
Securities Lending Collateral	—	5,781,040	—	5,781,040
Short Term Investments	—	15,141,952	—	15,141,952
Derivative Investments:
Futures Contracts	188,904	—	—	188,904
Forward Foreign Currency Contracts	—	43,364	—	43,364
Liabilities
Derivative Investments:
Futures Contracts	73,111	—	—	73,111
Forward Foreign Currency Contracts	—	109,261	—	109,261

Total Investments(a)	$2,827,166	$330,261,085	$6,013	$333,094,264

(a)	Further breakdown of the Fund’s sector and industry classifications is included in the Schedule of Investments.

Forward Foreign Currency Contracts and Futures Contracts are reported at the security’s unrealized appreciation/(depreciation), which represents the change in the contract’s value from trade date.

Risk Factors

Investing in the Fund may involve certain risks including, but not limited to, the following.

Unforeseen developments in market conditions may result in the decline of prices of, and the income generated by, the securities held by the Fund. These events may have adverse effects on the Fund such as a decline in the value and liquidity of many securities held by the Fund, and a decrease in net asset value. Such unforeseen developments may limit or preclude the Fund’s ability to achieve its investment objective.

Investing in stocks may involve larger price fluctuation and greater potential for loss than other types of investments. This may cause the securities held by the Fund to be subject to larger short-term declines in value.

The Fund may have elements of risk due to concentrated investments in foreign issuers located in a specific country. Such concentrations may subject the Fund to additional risks resulting from future political or economic conditions and/or possible impositions of adverse foreign governmental laws or currency exchange restrictions. Investments in securities of non-U.S. issuers have unique risks not present in securities of U.S. issuers, such as greater price volatility and less liquidity.

Foreign Currency Translations and Transactions

The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

  Annual Report - December 31, 2012

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss on investments and foreign currency transactions and in change in net unrealized appreciation or depreciation on investments and foreign currency translations on the Statement of Operations.

Financial Futures Contracts

Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

Forward Foreign Currency Contracts

A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. Upon closing of such contract there is a gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund, through its custodian, receives delivery of underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

The Fund, along with certain other funds of the Great-West Funds, may hold repurchase agreement positions as a form of security lending collateral, that are jointly collateralized by various U.S. Government or U.S. Government Agency securities.

Dividends

Dividends from net investment income of the Fund, if any, are declared and paid annually. Income dividends are reinvested in additional shares at net asset value. Dividends from capital gains of the Fund, if any, are declared and reinvested at least annually in additional shares at net asset value.

Security Transactions

Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection.

Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.

  Annual Report - December 31, 2012

Federal Income Taxes

The Fund’s policy complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and the Fund intends to distribute substantially all of its net taxable income and net capital gains, if any, each year. The Fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income taxes or excise tax provision is required.

As of and during the year ended December 31, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Fund did not incur any interest or penalties.

The Fund files U.S. Federal and Colorado tax returns. The statute of limitations on the Fund’s U.S. Federal and Colorado tax returns remain open for the fiscal years ended 2011 and 2012.

Application of Recent Accounting Pronouncements

In April 2011, the Financial Accounting Standards Board issued ASU No. 2011-03 “Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements” (ASU No. 2011-03). ASU No. 2011-03 removes from the assessment of effective control the criterion requiring a transferor to have the ability to repurchase or redeem the financial assets transferred in a repurchase arrangement. This requirement was one of the criterions under ASU topic 860 that entities used to determine whether a transferor maintained effective control. Entities are still required to consider all the effective control criterion under ASU topic 860; however, the elimination of this requirement may lead to more conclusions that a repurchase agreement should be accounted for as a secured borrowing rather than a sale. ASU No. 2011-03 is effective for the interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-03 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-03 did not have an impact on the Fund’s financial position or the results of its operations.

In May 2011, the Financial Accounting Standards Board issued ASU No. 2011-04 “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and  IFRSs” (ASU No. 2011-04). ASU No. 2011-04 does not extend the use of the existing concept or guidance regarding fair value. It results in common fair value measurements and disclosures between accounting principles generally accepted in the United States and those of International Financial Reporting Standards. ASU No. 2011-04 expands disclosure requirements for Level 3 inputs to include a quantitative description of the unobservable inputs used, a description of the valuation process used and a qualitative description about the sensitivity of the fair value measurements. ASU No. 2011-04 is effective for interim or annual periods beginning on or after December 15, 2011. The Fund adopted ASU No. 2011-04 for its fiscal year beginning January 1, 2012. The adoption of ASU No. 2011-04 did not have an impact on the Fund’s financial position or the results of its operations.

In December 2011, the Financial Accounting Standards Board issued ASU No. 2011-11 “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities” (ASU No. 2011-11). ASU No. 2011-11 requires an entity to enhance disclosures about financial and derivative instrument offsetting arrangements or similar arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU No. 2011-11 is effective for interim or annual periods beginning on or after January 1, 2013. The Fund will adopt ASU No. 2011-11 for its fiscal year beginning January 1, 2013. At this time, the Fund is evaluating the impact, if any, of ASU No. 2011-11 on the financial statements and related disclosures.

2.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Great-West Funds has entered into an investment advisory agreement with Great-West Capital Management, LLC (the Adviser), formerly known as GW Capital Management, LLC, a wholly-owned subsidiary of GWL&A. As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.70% of the average daily net assets of the Fund. The management fee encompasses fund operation expenses. The Adviser and Great-West Funds have entered into a sub-advisory agreement with Massachusetts Financial Services Company. The Fund is not responsible for payment of the sub-advisory fees.

GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.

  Annual Report - December 31, 2012

The total compensation paid to the independent directors with respect to all sixty-four funds for which they serve as Directors was $238,800 for the year ended December 31, 2012. Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds.

3.  PURCHASES AND SALES OF INVESTMENT SECURITIES

For the year ended December 31, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding all U.S. Government securities and short-term securities) were $146,408,999 and $14,932,912, respectively. For the same period, there were no purchases or sales of long-term U.S. Government securities.

4.  UNREALIZED APPRECIATION (DEPRECIATION)

At December 31, 2012, the U.S. Federal income tax cost basis was $323,133,115. The Fund had gross appreciation of securities in which there was an excess of value over tax cost of $31,582,632 and gross depreciation of securities in which there was an excess of tax cost over value of $21,671,379 resulting in net appreciation of $9,911,253.

5.  DERIVATIVE FINANCIAL INSTRUMENTS

The Fund uses futures contracts in order for the Fund to hold cash but maintain index returns with the objective of minimizing tracking error versus the benchmark index. Index futures contracts which are most correlated to the benchmark index and exhibit sufficient liquidity are utilized. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

The Fund captures potential returns from changes in international exchange rates or reduces the risk of undesired currency exposure by entering into forward foreign currency contracts. The Fund uses forward foreign currency contracts when it is determined that it is more cost or tax efficient to use derivative instruments rather than investing directly in the underlying bond or currency market.

Valuation of derivative instruments as of December 31, 2012 is as follows:

	Asset Derivatives		Liability Derivatives

Derivatives Not Accounted for as Hedging Instruments	Statement of Assets and Liabilities Location	Value	Statement of Assets and Liabilities Location	Value

futures contracts	Net unrealized appreciation on investments, futures contracts, forward foreign currency contracts and foreign currency translations	$115,793(a)

forward foreign currency contracts	Unrealized appreciation on forward foreign currency contracts	$43,364	Unrealized depreciation on forward foreign currency contracts	$109,261

(a) Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

The effect of derivative instruments for the year ended December 31, 2012 is as follows:

	Net Realized Gain/Loss		Net Unrealized Gain/Loss

Derivatives Not Accounted for as Hedging Instruments	Statement of Operations Location	Value	Statement of Operations Location	Value

futures contracts	Net realized gain on futures contracts	$2,221,484	Net change in unrealized depreciation on futures contracts	$(5,682)

forward foreign currency contracts	Net realized gain on forward foreign currency contracts	$172,848	Net change in unrealized depreciation on forward foreign currency contracts	$(73,367)

  Annual Report - December 31, 2012

The Fund held an average of 162 futures contracts for the reporting period.

The Fund held an average notional value of $40,932,867 on forward foreign currency contracts for the reporting period.

6. SECURITIES LOANED

The Fund has entered into a securities lending agreement with its custodian. Under the terms of the agreement the Fund receives income, recorded monthly, after deductions of other amounts payable to the custodian or to the borrower from lending transactions. In exchange for such fees, the custodian is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of December 31, 2012 the Fund had securities on loan valued at $5,484,961 and received collateral of $5,781,040 for such loan which was invested in repurchase agreements collateralized by U.S. Government or U.S. Government Agency securities. The repurchase agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral. Additional information regarding the Fund’s securities on loan is included in the Schedule of Investments.

7. DISTRIBUTIONS TO SHAREHOLDERS

Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book and tax basis differences. The differences may include but are not limited to the following: wash sales, distribution adjustments, adjustments for Passive Foreign Investment Corporation Securities and foreign currency reclassifications. The differences have no impact on net assets or the results of operations. The character of dividends and distributions made during the fiscal year from net investment income and/or realized gains may differ from their ultimate characterization for federal income tax purposes. In addition, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

For the year ended December 31, 2012, the Fund reclassified permanent book and tax differences of:

Paid-in Capital	Overdistributed Net Investment Income	Accumulated Net Realized Loss on Investments
$–	$125,834	$(125,834)

The tax character of distributions paid during the years ended December 31, 2012 and 2011 were as follows:

	2012	2011

Distributions paid from:
Ordinary Income	$6,353,974	$3,425,700
Return of capital	–	19,164

	$6,353,974	$3,444,864

  Annual Report - December 31, 2012

As of December 31, 2012, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$716,712
Undistributed capital gains	–

Net accumulated earnings	716,712

Net unrealized appreciation on investments	9,911,253
Net unrealized appreciation on futures contracts, forward foreign currency contracts and foreign currency translations	157,553
Capital loss carryforward	–
Post-October losses	(539,743)

Tax composition of capital	$10,245,775

The Fund has elected to defer to the next fiscal year the following Post-October losses:

Post-October ordinary losses	Post-October capital losses
$–	$(539,743)

Under the Regulated Investment Company Modernization Act of 2010, net capital losses realized in taxable years beginning after December 22, 2010 may be carried forward indefinitely, and the character of the losses is retained as short-term and/or long-term. For the year ended December 31, 2012, the Fund utilized $218,633 and had no unused capital loss carryforwards for federal income tax purposes.

8. TAX INFORMATION (unaudited)

The Fund intends to pass through foreign tax credits of $423,147 and has derived gross income from sources within foreign countries amounting to $7,940,696.

Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders. Of the ordinary income distributions declared for the year ended December 31, 2012, 0% qualifies for the dividend received deduction available to the Fund’s corporate shareholders.

  Annual Report - December 31, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholders of Great-West Funds, Inc.

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Great-West International Index Fund (formerly, Maxim International Index Portfolio), one of the funds of Great-West Funds, Inc. (formerly, Maxim Series Fund, Inc.) (the “Great-West Funds”) as of December 31, 2012, and the related statement of operation for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended and the period from January 13, 2011 (inception) to December 31, 2011. These financial statements and financial highlights are the responsibility of Great-West Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Great-West Funds is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of Great-West Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Great-West International Index Fund of Great-West Funds, Inc. as of December 31, 2012, the results of its operations for the year then ended, the change in its net assets and the financial highlights for the year then ended and the period from January 13, 2011 (inception) to December 31, 2011, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP

Denver, Colorado

February 22, 2013

Fund Directors and Officers

Great-West Funds, Inc. (“Great-West Funds”) is organized under Maryland law, and is governed by the Board of Directors (the “Board”). The Board is responsible for overall management of Great-West Funds’ business affairs. The Board meets at least four times during the year to, among other things, review a wide variety of matters affecting Great-West Funds, including performance, compliance matters, advisory fees and expenses, service providers, and other business affairs. Each Director oversees 64 funds, each of which is a series of Great-West Funds. The business address of each Director and officer is 8515 East Orchard Road, Greenwood Village, Colorado 80111. The following table provides information about each of the Directors and executive officers of Great-West Funds.

Independent Directors*
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Gail H. Klapper 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2007	Managing Attorney, Klapper Law Firm; Member, The Colorado Forum; President, Ward Lake, Inc.; Manager, 6K Ranch, LLC	64	Director, Guaranty Bancorp
Stephen G. McConahey 8515 East Orchard Road, Greenwood Village, CO 80111 1943	Independent Director	Since 2011	Chairman, SGM Capital, LLC; Partner, Iron Gate Capital, LLC; Director, The IMA Financial Group, Inc.	64	Director, Guaranty Bancorp

Sanford Zisman 8515 East Orchard Road, Greenwood Village, CO 80111 1939	Lead Independent Director	Since 1982	Attorney, Law Firm of Zisman, Ingraham & Mong, P.C.	64	N/A
Interested Directors**
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Mitchell T.G. Graye 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chairman, President & Chief Executive Officer	Since 2000 (as Director) Since 2008 (as Chairman) Since 2008 (as President and Chief Executive Officer)	President and Chief Executive Officer, Great-West Life & Annuity Insurance Company, Great-West Life & Annuity Insurance Company of New York, and GWL&A Financial, Inc.; President and Chief Executive Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company	64	N/A
Charles P. Nelson 8515 East Orchard Road, Greenwood Village, CO	Director	Since 2008	President, Retirement Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chairman and President, Advised Assets Group, LLC, EMJAY Corporation,	64	N/A

80111 1961			and FASCore, LLC; Chairman, President and Chief Executive Officer, GWFS Equities, Inc.; Manager, Great-West Capital Management, LLC
Officers
Name, Address, and Age	Position(s) Held with Great-West Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Director	Other Directorships Held by Director
Beverly A. Byrne 8515 East Orchard Road, Greenwood Village, CO 80111 1955	Chief Legal Counsel & Chief Compliance Officer	Since 2004 (as Chief Compliance Officer) Since 2011 (as Chief Legal Counsel)

Chief Compliance Officer, Chief Legal Counsel, Financial Services, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Chief Compliance Officer, U.S. Operations, The Great-West Life Assurance Company, The Canada Life Assurance Company, Crown Life Insurance Company, and London Life Insurance Company; Secretary and Chief Compliance Officer, GWFS Equities, Inc.; Chief Compliance Officer, Advised Assets Group, LLC; Chief Legal Officer and Secretary, FASCore, LLC; Chief Legal Counsel & Chief Compliance Officer, Great-West Capital Management, LLC; formerly, Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
John A. Clouthier	Assistant Treasurer	Since 2007	Director, Fund Administration, Great-	N/A	N/A

8515 East Orchard Road, Greenwood Village, CO 80111 1967			West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC
Jill A. Kerschen 8515 East Orchard Road, Greenwood Village, CO 80111 1975	Assistant Treasurer	Since 2008	Senior Manager, Fund Financial & Tax Reporting, Great-West Life & Annuity Insurance Company; Assistant Treasurer, Great-West Capital Management, LLC	N/A	N/A
Ryan L. Logsdon 8515 East Orchard Road, Greenwood Village, CO 80111 1974	Assistant Vice President, Counsel & Secretary	Since 2010

Assistant Vice President & Counsel, Great-West Life & Annuity Insurance Company; Assistant Vice President, Counsel & Secretary, Great-West Capital Management, LLC; formerly, Assistant Secretary, Great-West Capital Management, LLC and Great-West Funds

				N/A	N/A
Mary C. Maiers 8515 East Orchard Road, Greenwood Village, CO 80111	Chief Financial Officer & Treasurer	Since 2008 (as Treasurer) Since 2011 (as Chief Financial Officer)	Vice President, Investment Operations, Great-West Life & Annuity Insurance Company and Great-West Life & Annuity Insurance Company of New York; Vice President and Treasurer, GWFS Equities, Inc. and Great-West Trust Company, LLC; Chief Financial Officer & Treasurer, Great-West Capital	N/A	N/A

1967			Management, LLC; formerly Investment Operations Compliance Officer, Great-West Capital Management, LLC and Great-West Funds
David G. McLeod 8515 East Orchard Road, Greenwood Village, CO 80111 1962	Managing Director	Since 2012

Senior Vice President, Product Management, Great-West Life & Annuity Insurance Company; Manager, Vice President and Managing Director, Advised Assets Group, LLC; Managing Director, Great-West Capital Management, LLC

				N/A	N/A
Joel L. Terwilliger 8515 East Orchard Road, Greenwood Village, CO 80111 1968	Assistant Chief Compliance Officer	Since 2011	Managing Counsel, Great-West Life & Annuity Insurance Company; Secretary, Advised Assets Group, LLC; Assistant Chief Compliance Officer, Great-West Capital Management, LLC	N/A	N/A

*A Director who is not an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) is referred to as an “Independent Director.”

**An “Interested Director” refers to a Director who is an “interested person” of Great-West Funds (as defined in the Investment Company Act of 1940, as amended) by virtue of their affiliation with either Great-West Funds or Great-West Capital Management, LLC.

Additional information about Great-West Funds and its Directors is available in the Great-West Funds’ Statement of Additional Information (“SAI”), which can be obtained free of charge upon request to: Secretary, Great-West Funds, Inc., 8525 East Orchard Road, Greenwood Village, Colorado 80111; (866) 831-7129. The SAI is also available on the Fund’s web site at http://www.greatwestfunds.com.

Availability of Quarterly Fund Schedule

Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. Great-West Funds Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the Securities and Exchange Commission’s website at http://www.sec.gov.

ITEM 2.	CODE OF ETHICS.

(a)

As of the end of the period covered by this report, the registrant has adopted a Code of Ethics (the “Code of Ethics”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	For purposes of this Item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)	Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)	Compliance with applicable governmental laws, rules, and regulations;

(4)	The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)	Accountability for adherence to the code.

(c)	During the period covered by this report, there have been no substantive amendments made to the registrant’s Code of Ethics.

(d)	During the period covered by this report, the registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics.

(f)	A copy of the Code of Ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Mr. Sanford Zisman is the audit committee financial expert and is “independent,” pursuant to general instructions on Form N-CSR, Item 3.

An “audit committee financial expert” is not an “expert” for any purpose, including for purposes of Section 11 of the Securities Act of 1933, as a result of being designated as an “audit committee financial expert.” Further, the designation of a person as an “audit committee financial expert” does not mean that the person has any greater duties, obligations, or liability than those imposed on the person without the “audit committee financial expert” designation. Similarly, the designation of a person as an “audit committee financial expert” does not affect the duties, obligations, or liability of any other member of the Audit Committee or Board of Directors.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)

Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were: $610,000 for fiscal year 2011 and $638,600 for fiscal year 2012.

(b)

Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were: $79,500 for fiscal year 2011 and $79,500 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved performance of 17f-2 (self-custody) audits and administrative services related to the audit.

(c)

Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were: $263,400 for fiscal year 2011 and $0 for fiscal year 2012. The nature of the services comprising the fees disclosed under this category involved tax return preparation, spillover dividend assistance, reconciliation of book capital accounts, and dividend assistance.

(d)

All Other Fees. There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)	(1) Audit Committee’s Pre-Approval Policies and Procedures.

Pre-Approval of Audit Services. The Audit Committee must approve prior to retention all audit, review or attest engagements required under the securities laws that are provided to Great-West Funds by its independent auditors. The Audit Committee will not grant such approval to any auditors that are proposed to perform an audit for Great-West Funds if a chief executive officer, controller, chief financial officer, chief accounting officer or any person serving in an equivalent position for Great-West Funds that is responsible for the financial reporting or operations of Great-West Funds was employed by those auditors and participated in any capacity in an audit of Great-West Funds during the year period (or such other period proscribed under SEC rules) preceding the date of initiation of such audit.

Pre-Approval of Non-Audit Services. The Audit Committee must pre-approve any non-audit services, including tax services, to be provided to Great-West Funds by its independent auditors (except those within applicable de minimis statutory or regulatory exceptions)1 provided that Great-West Funds’ auditors will not provide the following non-audit services to Great-West Funds: (a) bookkeeping or other services related to the accounting records or financial statements of Great-West Funds; (b) financial information systems design and implementation; (c) appraisal or valuation services, fairness opinions, or contribution-in-kind reports; (d) actuarial services; (e) internal audit outsourcing services; (f) management functions or human resources; (g) broker-dealer, investment adviser, or investment banking services; (h) legal services; (i) expert services unrelated to the audit; and (j) any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.2

Pre-approval with respect to Non-Fund Entities. The Audit Committee must pre-approve any non-audit services that relate directly to the operations and financial reporting of Great-West Funds (except those within applicable de minimis statutory or regulatory exceptions)3 to be provided by Great-West Funds’ auditors to (a) Great-West Funds’ investment adviser; and (b) any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West

1 No pre-approval is required as to non-audit services provided to Great-West Funds if: (a) the aggregate amount of all non-audit services provided to Great-West Funds constitute not more than 5% of the total amount of revenues paid by Great-West Funds to the independent auditors during the fiscal year in which the services are provided; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

2 With respect to the prohibitions on (a) bookkeeping; (b) financial information systems design and implementation; (c) appraisal, valuation, fairness opinions, or contribution-in-kind reports; (d) actuarial; and (e) internal audit outsourcing, such services are permitted to be provided if it is reasonable to conclude that the results of these services will not be subject to audit procedures during an audit of the audit client’s financial statements.

3 For non-audit services provided to the adviser and entities in a control relationship with the adviser, no pre-approval is required if: (a) the aggregate amount of all non-audit services provided constitute not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the services are provided to Great-West Funds, Great-West Funds’ investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser if that entity provides ongoing services to Great-West Funds; (b) these services were not recognized by Great-West Funds at the time of the engagement to be non-audit services; and (c) the services are promptly brought to the attention of the Audit Committee and approved by the Audit Committee prior to the completion of the audit.

Funds.4 The Audit Committee may approve audit and non-audit services on a case-by-case basis or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Audit Committee is informed promptly of each service, or use a combination of these approaches.

Delegation. The Audit Committee may delegate pre-approval authority to one or more of the Audit Committee’s members. Any member or members to whom such pre-approval authority is delegated must report any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(e)(2)

100% of the services described pursuant to paragraphs (b) through (d) of this Item 4 of Form N-CSR were approved by the Audit Committee, and no such services were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for fiscal year 2011 equaled $2,329,700 and for fiscal year 2012 equaled $1,680,600.

(h)

The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	INVESTMENTS.

(a)	The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

4 No pre-approval is required by the Audit Committee as to non-audit services provided to any Great-West Funds sub-adviser that primarily provides portfolio management services and is under the direction of another investment adviser and is not affiliated with Great-West Funds’ primary investment adviser.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors as described in general instructions on Form N-CSR, Item 10.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission’s rules and forms and that such material information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) (1) Code of Ethics required by Item 2 of Form N-CSR is filed herewith.

  (2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.

  (3) Not applicable.

(b) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

GREAT-WEST FUNDS, INC.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ M.T.G. Graye
M.T.G. Graye
President and Chief Executive Officer

Date:	February 26, 2013

By:	/s/ M.C. Maiers
M.C. Maiers
Chief Financial Officer & Treasurer

Date:	February 26, 2013